Share-based payments - Disclosure of information concerning PSUs (Details) - PSUs	12 Months Ended
	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)	1,416,203	1,231,470
Granted (in shares)	805,699	669,252
Exercised (in shares)	(237,294)	(119,108)
Forfeited (in shares)	(175,017)	(365,411)
Outstanding, end of period (in shares)	1,809,591	1,416,203
Grant date fair value (in CAD per share) | $	$ 109.07	$ 94.00